Related Party (Details) - Schedule of Other Receivables Related Parties - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Alessandro Aleotti [Member]
Other receivables – related parties
Other receivables – related parties		€ 333
Marco Sala [Member]
Other receivables – related parties
Other receivables – related parties		333
Sergio Carlo Scalpelli [Member]
Other receivables – related parties
Other receivables – related parties		333
Deposits and prepayments – related parties
Deposits and prepayments – related parties		22,020
Trade and other payables – related parties
Trade and other payables – related parties		4,146
Christian Rocca [Member]
Other receivables – related parties
Other receivables – related parties		334
E-Work SpA [Member]
Other receivables – related parties
Other receivables – related parties	€ 11,433
Brera Calcio AS [Member]
Other receivables – related parties
Other receivables – related parties		3,076
Other Receivables – Related Parties [Member]
Other receivables – related parties
Other receivables – related parties	11,433	4,409
Max Srl [Member]
Deposits and prepayments – related parties
Deposits and prepayments – related parties		38,856
Trade and other payables – related parties
Trade and other payables – related parties		19,666
Stefano Locatelli [Member]
Deposits and prepayments – related parties
Deposits and prepayments – related parties		35,868
Trade and other payables – related parties
Trade and other payables – related parties		9,867
Deposits and Prepayments – Related Parties [Member]
Deposits and prepayments – related parties
Deposits and prepayments – related parties		96,744
Francesca Duva [Member]
Trade and other payables – related parties
Trade and other payables – related parties		3,090
Edimen Srl [Member]
Trade and other payables – related parties
Trade and other payables – related parties	22,418
Pandev Sports [Member]
Trade and other payables – related parties
Trade and other payables – related parties	4,175
Linking Srl [Member]
Trade and other payables – related parties
Trade and other payables – related parties	6,100
E-Work Holding Srl [Member]
Trade and other payables – related parties
Trade and other payables – related parties	6,966
Circuito Lombardia [Member]
Trade and other payables – related parties
Trade and other payables – related parties	141,848
Trade and Other Payables – Related Parties [Member]
Trade and other payables – related parties
Trade and other payables – related parties	€ 181,507	€ 36,769